Income Tax Benefit - Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 20,713,023	$ 22,555,720	$ 22,570,838
Unused amount	19,009,244	15,892,003	17,477,407
Unrecognized deferred tax assets	18,853,118	15,797,606	16,663,570
2014 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed			395,842
Unused amount			395,842
Unrecognized deferred tax assets			$ 395,842
Expiry year			2024
2015 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed		723,694	$ 772,710
Unused amount		723,694	772,710
Unrecognized deferred tax assets		$ 723,694	$ 772,710
Expiry year		2025	2025
2016 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	884,768	$ 857,332	$ 702,197
Unused amount	884,768	857,332	702,197
Unrecognized deferred tax assets	$ 884,768	$ 857,332	$ 702,197
Expiry year	2026	2026	2026
2017 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,474,744	$ 1,424,442	$ 1,270,776
Unused amount	1,474,744	1,424,442	1,270,776
Unrecognized deferred tax assets	$ 1,474,744	$ 1,424,442	$ 1,270,776
Expiry year	2027	2027	2027
2018 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,420,265	$ 2,384,411	$ 2,343,360
Unused amount	1,403,110	1,365,260	1,217,336
Unrecognized deferred tax assets	$ 1,246,984	$ 1,270,863	$ 973,999
Expiry year	2028	2028	2028
2019 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,634,267	$ 1,598,734	$ 1,640,432
Unused amount	1,597,375	1,561,769	1,541,734
Unrecognized deferred tax assets	$ 1,597,375	$ 1,561,769	$ 1,322,884
Expiry year	2029	2029	2029
2020 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,672,864	$ 1,952,000	$ 1,743,853
Unused amount	1,672,864	1,952,000	1,743,853
Unrecognized deferred tax assets	$ 1,672,864	$ 1,952,000	$ 1,743,853
Expiry year	2030	2030	2030
2021 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,829,355	$ 2,418,199	$ 3,115,008
Unused amount	1,341,067	1,928,952	2,343,174
Unrecognized deferred tax assets	$ 1,341,067	$ 1,928,952	$ 2,343,174
Expiry year	2031	2031	2031
2022 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 1,164,292	$ 2,821,925	$ 3,473,641
Unused amount	1,067,134	577,879	1,692,838
Unrecognized deferred tax assets	$ 1,067,134	$ 577,879	$ 1,692,838
Expiry year	2032	2032	2032
2023 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,799,633	$ 3,997,369	$ 7,113,019
Unused amount	2,735,347	1,184,498	5,796,947
Unrecognized deferred tax assets	$ 2,735,347	$ 1,184,498	$ 5,445,297
Expiry year	2033	2033	2033
2024 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 2,470,512	$ 4,377,614
Unused amount	2,470,512	4,316,177
Unrecognized deferred tax assets	$ 2,470,512	$ 4,316,177
Expiry year	2034	2034
2025 [Member]
Schedule of Unused Taxable Losses and Amounts of Unrecognized Deferred Income Tax Assets [Line Items]
Amount filed/ assessed	$ 4,362,323
Unused amount	4,362,323
Unrecognized deferred tax assets	$ 4,362,323
Expiry year	2035